Offerings	Jan. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of
Maximum Aggregate Offering Price	$ 5,749,998.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.07
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.025 per share (the "Class A Ordinary Shares"), of MDJM LTD (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions and Class A Ordinary Shares that may be purchased by Maxim Group LLC (the "Underwriter"), pursuant to its option to purchase additional ordinary shares to cover over-allotment, if any. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) One Class A Ordinary Share or one Pre-Funded Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1 (a) and (b) No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) One Series A Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1 (a) and (b) No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1 (a) and (b) The proposed maximum offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis for any Pre-Funded Warrants offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units is $5,749,998.53.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Series A Warrants
Amount Registered | shares	8,060,746
Maximum Aggregate Offering Price	$ 5,749,998.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.07
Offering Note	See Note 1 (a) and (b) There will be one Series A Warrant for every Class A Ordinary Share or Pre-Funded Warrant. Up to 2,686,915 Class A Ordinary Shares underlying the Series A Warrants are registered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Class A Ordinary Shares issuable upon exercise of the Series A Warrants included in the Units that are proposed to be sold in the offering is $5,749,998.53, as Series A Warrant is exercisable at the exercise price equal to $2.14 per share and the maximum number of Class A Ordinary Shares upon cash exercise is 2,686,915, including any Class A Ordinary Shares that may be purchased by the Underwriter pursuant to its option to purchase additional Class A Ordinary Shares to cover over-allotment, if any. However, a holder of the Series A Warrants may also effect the zero exercise price option at any time while the Series A Warrants are outstanding. Under the zero-exercise price option, the holder of the Series A Warrants has the right to receive the number of Class A Ordinary Shares as set forth in the applicable Series A Warrant, which will be more than such number of Class A Ordinary Shares that is issuable upon cash exercise or cashless exercise. We do not expect to receive any proceeds from the zero-exercise price option of the Series A Warrants because it is highly unlikely that a holder of the Series A Warrants would elect to exercise the Series A Warrants by paying cash or via cashless exercise in lieu of the zero exercise price option. The maximum number of Class A Ordinary Shares issuable under all Series A Warrants (including the zero exercise price option) shall not exceed 8,060,746. As such, holders of the Series A Warrants may elect to be issued up to 8,060,746 Class A Ordinary Shares upon the zero exercise price option.